Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000233407
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conductor Global Equity Value ETF
Without Sales Load [Member] | C000233407
Average Annual Return [Line Items]
Average Annual Return, Percent		11.67%	3.49%	5.39%
MSCI ACWI VALUE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Value Index
MSCI ACWI SMID Value Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Average Annual Return, Percent		28.59%	7.10%	6.24%